UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07810

Exact name of registrant as specified in charter:	Delaware Investments® Colorado
Municipal Income Fund, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2018

Item 1. Schedule of Investments.

Schedule of investments

Delaware Investments® Colorado Municipal Income Fund, Inc.
June 30, 2018 (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds – 141.49%
Corporate Revenue Bonds – 5.23%
Denver City & County
(United Airlines Project)
5.00% 10/1/32 (AMT)	215,000	$231,493
Public Authority for Colorado
Energy Natural Gas
Revenue
Series 2008
6.50% 11/15/38	1,750,000	2,440,357
Public Authority for Colorado
Energy Revenue
6.25% 11/15/28	865,000	1,077,963
		3,749,813
Education Revenue Bonds – 19.25%
Colorado Educational &
Cultural Facilities Authority
Revenue
144A 5.00% 7/1/36 #	500,000	505,880
5.125% 11/1/49	765,000	768,427
144A 5.25% 7/1/46 #	500,000	505,245
(Academy Charter School
Project)
5.50% 5/1/36 (SGI)	1,720,000	1,723,681
(Alexander Dawson
School-Nevada Project)
5.00% 5/15/29	760,000	868,072
(Charter School - Atlas
Preparatory School) 144A
5.25% 4/1/45 #	700,000	691,026
(Charter School -
Community Leadership
Academy) 7.45% 8/1/48	500,000	574,330
(Charter School - Peak to
Peak Charter)
5.00% 8/15/34	1,000,000	1,075,640
(Improvement - Charter
School - University Lab
School Building)
5.00% 12/15/45	500,000	524,700
(Johnson & Wales
University) Series A
5.25% 4/1/37	900,000	981,810
(Liberty Charter School)
Series A 5.00% 1/15/44	1,000,000	1,069,140
(Littleton Charter School
Project)
4.375% 1/15/36 (AGC)	1,200,000	1,200,276
(Loveland Classical
Schools) 144A
5.00% 7/1/36 #	625,000	636,537
Colorado Educational &
Cultural Facilities Authority
Revenue
(Skyview Charter School)
144A 5.50% 7/1/49 #	750,000	773,917
(Student Housing - Campus
Village Apartments)
5.00% 6/1/23	1,065,000	1,067,663
(Vail Mountain School
Project) 4.00% 5/1/46	25,000	24,500
(Windsor Charter Academy
Project) 144A
5.00% 9/1/46 #	500,000	500,980
Colorado School of Mines
Series B 5.00% 12/1/42	270,000	298,139
Colorado State Board of
Governors
(University Enterprise
System) Series A
5.00% 3/1/39	10,000	10,210
		13,800,173
Electric Revenue Bonds – 3.60%
City of Fort Collins Electric
Utility Enterprise Revenue
Series A 5.00% 12/1/42	500,000	582,375
Platte River Power Authority
Revenue
Series JJ 5.00% 6/1/27	1,700,000	1,999,302
		2,581,677
Healthcare Revenue Bonds – 41.84%
Aurora Hospital Revenue
(Children’s Hospital
Association Project)
Series A 5.00% 12/1/40	2,000,000	2,107,280
Colorado Health Facilities
Authority Revenue
(Adventist Health
System/Sunbelt Obligated
Group) Series A
5.00% 11/15/48	1,000,000	1,135,520
(Catholic Health Initiatives)
Series A 5.00% 7/1/39	750,000	765,405
Series A 5.00% 2/1/41	2,400,000	2,502,384
Series A 5.25% 2/1/33	1,625,000	1,710,459
Series A 5.25% 1/1/45	1,000,000	1,068,330
Series D 6.125% 10/1/28	750,000	757,433

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Schedule of investments

Delaware Investments® Colorado Municipal Income Fund, Inc. (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities
Authority Revenue
(Christian Living
Community Project)
6.375% 1/1/41	615,000	$663,025
(Covenant Retirement
Communities Inc.)
5.00% 12/1/35	1,000,000	1,086,230
Series A 5.75% 12/1/36	1,000,000	1,139,600
(Evangelical Lutheran Good
Samaritan Society)
5.00% 6/1/28	1,250,000	1,360,963
5.50% 6/1/33	2,000,000	2,218,980
5.625% 6/1/43	1,000,000	1,104,580
(Frasier Meadows
Retirement Community
Project)
Series A 5.25% 5/15/37	265,000	290,755
Series B 5.00% 5/15/48	340,000	354,426
(Healthcare Facilities -
American Baptist)
8.00% 8/1/43	500,000	573,770
(Mental Health Center of
Denver Project) Series A
5.75% 2/1/44	1,500,000	1,668,015
(National Jewish Health
Project) 5.00% 1/1/27	500,000	513,690
(NCMC Project)
4.00% 5/15/32	1,000,000	1,051,660
(Sisters of Charity of
Leavenworth Health
System) Series A
5.00% 1/1/40	4,000,000	4,160,760
(Sunny Vista Living Center)
Series A 144A
6.25% 12/1/50 #	505,000	536,921
(Vail Valley Medical Center
Project) 5.00% 1/15/35	1,250,000	1,404,000
(Valley View Hospital
Association Project)
Series A 4.00% 5/15/34	330,000	340,692
Denver Health & Hospital
Authority Health Care
Revenue
(Recovery Zone Facilities)
5.625% 12/1/40	750,000	786,337
University of Colorado
Hospital Authority Revenue
Series A 6.00% 11/15/29	650,000	685,861
		29,987,076
Lease Revenue Bonds – 4.20%
Aurora Certificates of
Participation
Series A 5.00% 12/1/30	630,000	657,235
Pueblo County Certificates of
Participation
(County Judicial Complex
Project)
5.00% 9/15/42 (AGM)	1,250,000	1,352,525
State of Colorado Department
of Transportation
Certificates of Participation
5.00% 6/15/34	340,000	387,260
5.00% 6/15/36	545,000	616,231
		3,013,251
Local General Obligation Bonds – 13.30%
Adams & Weld Counties
School District No 27J
Brighton
4.00% 12/1/30	700,000	752,941
Adams 12 Five Star Schools
5.00% 12/15/25	250,000	294,657
Beacon Point Metropolitan
District
5.00% 12/1/30 (AGM)	600,000	681,756
Denver City & County
(Better Denver & Zoo)
Series A 5.00% 8/1/25	650,000	673,159
Denver International Business
Center
Metropolitan District No. 1
5.00% 12/1/30	650,000	667,186
Eaton Area Park & Recreation
District
5.25% 12/1/34	190,000	200,611
5.50% 12/1/38	245,000	261,145
Grand River Hospital District
5.25% 12/1/37 (AGM)	675,000	781,130
Jefferson County School
District No. R-1
5.25% 12/15/24	750,000	883,883
Pueblo County School District
No. 70
5.00% 12/1/31	250,000	277,933
Rangely Hospital District
6.00% 11/1/26	750,000	823,463
Sierra Ridge Metropolitan
District No. 2
Series A 5.50% 12/1/46	500,000	513,270

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(Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Weld County School District
No. RE-1
5.00% 12/15/30 (AGM)	500,000	$579,810
Weld County School District
No. RE-3J
5.00% 12/15/34 (BAM)	1,000,000	1,150,700
Weld County School District
No. RE-8
5.00% 12/1/31	510,000	596,052
5.00% 12/1/32	340,000	396,811
		9,534,507
Pre-Refunded/Escrowed to Maturity Bonds – 16.28%
Arapahoe County School
District No. 1 Englewood
5.00% 12/1/31-21§	1,000,000	1,103,650
Colorado Building Excellent
Schools Today
Certificates of Participation
Series G
5.00% 3/15/32-21§	2,000,000	2,165,680
Colorado Health Facilities
Authority Revenue
(Total Long-Term Care)
Series A
6.00% 11/15/30-20§	400,000	438,060
Colorado School of Mines
Series B
5.00% 12/1/42-22§	2,230,000	2,506,052
Colorado State Board of
Governors
Series A 5.00% 3/1/39-19§	175,000	178,976
University of Colorado
5.00% 6/1/31-21§	3,085,000	3,362,804
Series A 5.00%
6/1/33-23§	1,000,000	1,136,140
Series A 5.375%
6/1/38-19§	750,000	775,770
		11,667,132
Special Tax Revenue Bonds – 26.26%
Broomfield City & County
4.00% 12/1/37	1,000,000	1,057,040
Canyons Metropolitan District
No 5
Series A 6.125% 12/1/47	500,000	506,645
Central Platte Valley
Metropolitan District
5.00% 12/1/43	375,000	398,884
Commerce City
5.00% 8/1/44 (AGM)	1,000,000	1,097,520
Fountain Urban Renewal
Authority Tax Increment
Revenue
(Academy Highlands
Project) Series A
5.50% 11/1/44	1,380,000	1,420,945
Guam Government Business
Privilege Tax Revenue
Series A 5.125% 1/1/42	435,000	457,329
Series A 5.25% 1/1/36	565,000	597,256
Lincoln Park Metropolitan
District
5.00% 12/1/46 (AGM)	500,000	563,955
Prairie Center Metropolitan
District No. 3
Series A 144A
5.00% 12/15/41 #	500,000	513,510
Regional Transportation
District Revenue
Series A 5.375% 6/1/31	460,000	488,069
Series B 5.00% 11/1/33	500,000	589,285
(Denver Transit Partners)
6.00% 1/15/41	2,175,000	2,282,532
(FasTracks Project)
Series A 5.00% 11/1/30	330,000	387,331
Series A 5.00% 11/1/31	755,000	884,316
Series A 5.00% 11/1/38	4,085,000	4,362,249
Solaris Metropolitan District
No. 3
(Limited Tax Convertible)
Series A 5.00% 12/1/46	500,000	516,580
Southlands Metropolitan
District No. 1
Series A1 5.00% 12/1/37	200,000	215,062
Series A1 5.00% 12/1/47	300,000	320,412
Sterling Ranch Community
Authority Board
Series A 5.75% 12/1/45	525,000	540,934
Tallyns Reach Metropolitan
District No. 3
(Limited Tax Convertible)
5.125% 11/1/38	295,000	312,319
Thornton Development
Authority
(East 144th Avenue & I-25
Project)
Series B 5.00% 12/1/35	265,000	296,681
Series B 5.00% 12/1/36	440,000	491,784

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Schedule of investments

Delaware Investments® Colorado Municipal Income Fund, Inc. (Unaudited)

	Principal	Value
	Amount°	(US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Virgin Islands Public Finance
Authority
(Matching Fund Senior
Lien)
5.00% 10/1/29 (AGM)	500,000	$525,510
		18,826,148
Transportation Revenue Bonds – 10.60%
Colorado High Performance
Transportation Enterprise
Revenue
(Senior U.S. 36 & I-25
Managed Lanes)
5.75% 1/1/44 (AMT)	1,110,000	1,224,197
C-470 Express Lanes
5.00% 12/31/56	1,000,000	1,081,030
Denver City & County Airport
System Revenue
Series A 5.00% 11/15/30
(AMT)	750,000	863,077
Series A 5.25% 11/15/36	750,000	785,700
Series B 5.00% 11/15/28	1,000,000	1,109,780
Series B 5.00% 11/15/37	2,000,000	2,203,820
E-470 Public Highway
Authority
Series C 5.25% 9/1/25	310,000	330,857
		7,598,461
Water & Sewer Revenue Bonds – 0.93%
Dominion Water & Sanitation
District
6.00% 12/1/46	250,000	266,430
Guam Government
Waterworks Authority
Revenue
5.00% 7/1/40	360,000	397,559
		663,989
Total Municipal Bonds
(cost $96,599,257)		101,422,227

Short-Term Investments – 0.84%
Variable Rate Demand Notes – 0.84%¤
Colorado Educational &
Cultural Facilities Authority
Revenue Series B1
(National Jewish
Federation Bond Program)
1.22% 2/1/30 (LOC-TD
BANK N.A)	300,000	300,000
Denver City & County
Series A1 1.22% 12/1/29
(SPA-JPMorgan Chase
Bank N. A.)	200,000	200,000
Series A2 1.22% 12/1/29
(SPA-JPMorgan Chase
Bank N. A.)	100,000	100,000

Total Short-Term
Investments
(cost $600,000)		600,000

Total Value of
Securities – 142.33%
(cost $97,199,257)		$102,022,227
Liquidation Value of
Preferred
Stock – (41.85%)		(30,000,000)
Liabilities Net of
Receivables and Other
Assets – (0.48%)		(341,661)
Net Assets Applicable to
4,837,100 Shares
Outstanding – 100.00%		$71,680,566
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2018, the aggregate value of Rule 144A securities was $4,664,016, which represents 6.51% of the Fund’s net assets.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of June 30, 2018.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.

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(Unaudited)

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Build America Mutual Assurance Company
LOC – Letter of Credit
N.A. – National Association
SGI – Insured by Syncora Guarantee Inc.
SPA – Stand-by Purchase Agreement

See accompanying notes.

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Notes
Delaware Investments ® Colorado Municipal Income Fund, Inc.
June 30, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Investments Colorado Municipal Income Fund, Inc. (Fund). This report covers the period of time since the Fund’s last fiscal year end, March 31, 2018.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

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(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2018:

Securities	Level 2
Assets:
Municipal Bonds	$101,422,227
Short-Term Investments	600,000
Total Value of Securities	$102,022,227

During the period ended June 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers based on fair value between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. During the period ended June 30, 2018, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: